Fair Value of Financial Instruments Not Accounted For at Fair Value (Tables)	6 Months Ended
Jun. 30, 2016
Investments, All Other Investments [Abstract]
Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis

The following table includes the estimated fair value and carrying value of those assets and liabilities.

	December 31, 2015			June 30, 2016
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
		(in thousands)
Cash and cash equivalents	Level 1	87,779	87,779	66,863	66,863
Senior unsecured bond	Level 2	(125,000)	(128,100)	(125,000)	(126,250)
Secured term loan facilities and revolving credit facility	Level 3	(505,294)	(453,689)	(534,936)	(485,069)